Financial instruments and risks - Summary of Equity To Changes in Foreign Exchange Rates (Detail) - Presentation Currency - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Sensitivity analysis, change in exchange rate, percent	10.00%
USD/CHF | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	$ 1,520	$ 1,552
USD/CHF | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	(1,520)	(1,552)
USD/EUR | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	2,244	383
USD/EUR | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	(2,244)	(383)
USD/GBP | Maximum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	61	18
USD/GBP | Minimum
Disclosure Of Effect Of Changes In Foreign Exchange Rates [Line Items]
Increase / (decrease) of equity in exchange rate	$ (61)	$ (18)